File No. 333-91936


                 SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549-1004

                           POST-EFFECTIVE
                           AMENDMENT NO. 5

                                 TO

                              FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                               FT 655
                  BIOTECHNOLOGY PORTFOLIO, SERIES 8
                  CAPITAL GOODS PORTFOLIO, SERIES 2
                   DEEP VALUE PORTFOLIO, SERIES 4
            EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2
            FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5
                     RETAIL PORTFOLIO, SERIES 7
                  SEMICONDUCTOR PORTFOLIO, SERIES 8
                UTILITIES INCOME PORTFOLIO, SERIES 5
                        (Exact Name of Trust)

                    FIRST TRUST PORTFOLIOS, L.P.
                      (Exact Name of Depositor)

                        1001 Warrenville Road
                       Lisle, Illinois  60532

    (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.        CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen               Attn:  Eric F. Fess
          1001 Warrenville Road               111 West Monroe Street
          Lisle, Illinois  60532              Chicago, Illinois  60603


          (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    August 31, 2007
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


                CONTENTS OF POST-EFFECTIVE AMENDMENT
                      OF REGISTRATION STATEMENT


     This   Post-Effective   Amendment  of   Registration   Statement
comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                    THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 655 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                             SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 655 BIOTECHNOLOGY PORTFOLIO, SERIES 8, CAPITAL GOODS PORTFOLIO, SERIES 2, DEEP VALUE PORTFOLIO, SERIES 4, EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2, FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5, RETAIL PORTFOLIO, SERIES 7, SEMICONDUCTOR PORTFOLIO, SERIES 8 AND UTILITIES INCOME PORTFOLIO, SERIES 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on August 31, 2007.

                         FT 655
                         BIOTECHNOLOGY PORTFOLIO, SERIES 8
                         CAPITAL GOODS PORTFOLIO, SERIES 2
                         DEEP VALUE PORTFOLIO, SERIES 4
                         EQUITY GROWTH AND INCOME PORTFOLIO, SERIES 2
                         FUNDAMENTAL VALUES GROWTH PORTFOLIO, SERIES 5 RETAIL PORTFOLIO, SERIES 7
                         SEMICONDUCTOR PORTFOLIO, SERIES 8
                         UTILITIES INCOME PORTFOLIO, SERIES 5
                                    (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By  Jason T. Henry
                             Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )August 31, 2007
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )Jason T. Henry
                           Corporation, the   )Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.